Trading securities and financial assets measured at FVIS (Tables)	12 Months Ended
Sep. 30, 2019
Trading securities and financial assets measured at FVIS
Schedule of trading securities and financial assets measured at FVIS

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Trading securities	22,210	18,777	16,519	20,719	17,671
Reverse repurchase agreements	6,833	1,379	6,887	6,731	1,379
Other financial assets measured at FVIS	2,738	2,976	2,577	2,115	2,365
Total trading securities and financial assets measured at FVIS	31,781	23,132	25,983	29,565	21,415

Schedule of trading securities

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Government and semi-government securities	16,625	13,328	11,402	15,585	12,519
Other debt securities	5,497	5,354	5,049	5,046	5,057
Equity securities	6	8	11	6	8
Other	82	87	57	82	87
Total trading securities	22,210	18,777	16,519	20,719	17,671

Schedule of other financial assets measured at FVIS
	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Other debt securities	2,394	2,715	2,259	2,057	2,302
Equity securities	344	261	318	58	63
Total other financial assets measured at FVIS	2,738	2,976	2,577	2,115	2,365
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.